Payables and accrued liabilities	3 Months Ended
Mar. 31, 2022
Payables and accrued liabilities

6.	Payables and accrued liabilities

	March 31, 2022	December 31, 2021
	$	$
Trade accounts payable	1,022	934
Salaries, employment taxes and benefits	517	531
Accrued research and development costs	695	596
Other accrued liabilities	561	611
	2,795	2,672

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT MARCH 31, 2022 AND FOR THE THREE MONTHS ENDED MARCH 31, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)